Property, Plant And Equipment - Summary of Movement in Property, Plant and Equipment Accounts and Its Related Accumulated Depreciation (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	S/ 865,735	S/ 1,113,599	S/ 1,111,757
Additions	83,186	172,448	213,068
Deconsolidation, net	(292,156)	(83,441)
Transfers to inventories			2,941
Transfers to intangibles (Note 18)		(169)	(1,257)
Deduction for sale of assets	(95,981)	(308,103)	(135,974)
Disposals, net	(14,619)	(25,455)
Depreciation charge	(123,100)	(197,484)	(203,201)
Impairment loss	(5,664)	(14,680)	(9,263)
Depreciation for sale deductions	57,024	207,765	88,848
Translations adjustments	(3,871)	1,255	7,247
Net carrying amount	470,554	865,735	1,113,599
Adexus S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries - Adexus			41,988
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	1,845,331	2,154,316	2,050,644
Disposals, net			(24,341)
Net carrying amount	1,116,350	1,845,331	2,154,316
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(979,596)	(1,040,717)	(938,887)
Disposals, net			21,786
Net carrying amount	(645,796)	(979,596)	(1,040,717)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	23,678	32,614	28,409
Additions		157	6,238
Deconsolidation, net	(3,183)	(3,713)
Transfers to inventories			2,941
Deduction for sale of assets		(5,616)	(5,256)
Translations adjustments	(286)	236	282
Net carrying amount	20,209	23,678	32,614
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	23,678	32,614	28,409
Net carrying amount	20,209	23,678	32,614
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	112,961	195,096	189,565
Additions	13,216	2,724	12,126
Deconsolidation, net	(33,989)	(26,109)
Reclassifications	17,129	1,969	(281)
Deduction for sale of assets	(3,527)	(51,736)	(14,333)
Disposals, net	(9,723)	(245)
Depreciation charge	(14,257)	(12,469)	(14,842)
Impairment loss			(73)
Depreciation for sale deductions	1,189	3,579	8,113
Translations adjustments	3,383	152	130
Net carrying amount	86,382	112,961	195,096
Buildings [member] | Adexus S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries - Adexus			13,913
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	157,949	241,352	231,029
Disposals, net			(1,232)
Net carrying amount	112,548	157,949	241,352
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(44,988)	(46,256)	(41,464)
Disposals, net			2,010
Net carrying amount	(26,166)	(44,988)	(46,256)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	444,270	533,553	564,685
Additions	11,318	48,207	81,378
Deconsolidation, net	(108,993)
Reclassifications	16,626	12,459	4,423
Transfers to intangibles (Note 18)		2,119
Deduction for sale of assets	(55,567)	(149,202)	(60,374)
Disposals, net	(2,607)	(4,032)
Depreciation charge	(67,430)	(100,976)	(104,638)
Impairment loss	(5,664)	(14,328)	(5,190)
Depreciation for sale deductions	37,452	115,864	48,266
Translations adjustments	(3,310)	606	5,987
Net carrying amount	266,095	444,270	533,553
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	998,207	1,090,460	1,074,195
Disposals, net			(15,149)
Net carrying amount	694,284	998,207	1,090,460
Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(553,937)	(556,907)	(509,510)
Disposals, net			14,165
Net carrying amount	(428,189)	(553,937)	(556,907)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	181,250	203,819	220,886
Additions	9,377	36,594	50,574
Deconsolidation, net	(110,859)	(1,527)
Reclassifications	(1,415)	2,888	(1,639)
Transfers to intangibles (Note 18)		724
Deduction for sale of assets	(32,399)	(92,079)	(48,521)
Disposals, net	(1,418)	(7,507)
Depreciation charge	(19,391)	(45,457)	(48,041)
Impairment loss			(317)
Depreciation for sale deductions	14,868	84,145	29,536
Translations adjustments	(788)	(350)	922
Net carrying amount	39,225	181,250	203,819
Vehicles [member] | Adexus S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries - Adexus			420
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	380,724	443,641	443,239
Disposals, net			(1,354)
Net carrying amount	83,345	380,724	443,641
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(199,474)	(239,822)	(222,353)
Disposals, net			1,353
Net carrying amount	(44,120)	(199,474)	(239,822)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	14,984	20,171	21,177
Additions	2,145	11,607	4,423
Deconsolidation, net	(1,539)	(2,153)
Reclassifications	(1,430)	609	4,547
Deduction for sale of assets	(2,164)	(4,200)	(1,724)
Disposals, net	(292)	(422)
Depreciation charge	(3,954)	(11,654)	(7,548)
Impairment loss			(3,301)
Depreciation for sale deductions	1,813	1,049	1,026
Translations adjustments	(134)	(23)	176
Net carrying amount	9,429	14,984	20,171
Furniture and fixtures [member] | Adexus S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries - Adexus			1,525
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	62,435	59,593	52,225
Disposals, net			(1,579)
Net carrying amount	57,222	62,435	59,593
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(47,451)	(39,422)	(31,048)
Disposals, net			1,449
Net carrying amount	(47,793)	(47,451)	(39,422)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	47,024	87,801	56,730
Additions	14,122	36,179	24,870
Deconsolidation, net	(32,878)	(46,032)
Reclassifications	75	6,579	14,338
Deduction for sale of assets	(2,200)	(5,270)	(5,766)
Disposals, net	(461)	(9,413)
Depreciation charge	(18,068)	(26,928)	(28,127)
Impairment loss			(382)
Depreciation for sale deductions	1,702	3,128	1,907
Translations adjustments	(2,415)	980	(344)
Net carrying amount	6,901	47,024	87,801
Other equipment [member] | Adexus S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries - Adexus			26,130
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	180,409	246,102	191,238
Disposals, net			(4,364)
Net carrying amount	106,068	180,409	246,102
Other equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(133,385)	(158,301)	(134,508)
Disposals, net			2,809
Net carrying amount	(99,167)	(133,385)	(158,301)
Replacement units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	22,915	17,914	15,444
Additions		925	553
Reclassifications	(5,257)	4,076	2,583
Deduction for sale of assets	(124)
Depreciation charge			(5)
Net carrying amount	17,534	22,915	17,914
Replacement units [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	22,924	17,923	15,448
Disposals, net			(661)
Net carrying amount	17,543	22,924	17,923
Replacement units [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(9)	(9)	(4)
Net carrying amount	(9)	(9)	(9)
In-transit units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(42)	3,778	1,817
Additions	5,577	22,877	19,312
Deconsolidation, net		(3,903)
Reclassifications	(5,320)	(21,600)	(17,349)
Transfers to intangibles (Note 18)		(964)
Disposals, net		(230)
Net carrying amount	215	(42)	3,778
In-transit units [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(42)	3,778	1,817
Disposals, net			(2)
Net carrying amount	215	(42)	3,778
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	18,695	18,853	13,044
Additions	27,431	13,178	13,594
Deconsolidation, net	(715)	(4)
Reclassifications	(20,408)	(6,980)	(6,622)
Transfers to intangibles (Note 18)		(2,048)	(1,257)
Disposals, net	(118)	(3,606)
Impairment loss		(352)
Translations adjustments	(321)	(346)	94
Net carrying amount	24,564	18,695	18,853
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	19,047	18,853	13,044
Net carrying amount	24,916	19,047	S/ 18,853
Work in progress [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(352)
Net carrying amount	S/ (352)	S/ (352)